DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 8:-	DERIVATIVE INSTRUMENTS

The following table details the fair value of derivative instruments in the consolidated balance sheet:

		Fair value of derivative instruments
		December 31,
		2018	2017
Derivative:
Foreign exchange forward contracts / options (1)	Other current assets (liabilities)	$(320)	$170

(1)
To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS, the Company has entered into foreign currency forward contracts. These contracts are designated as cash flow hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses. The forward contracts are expected to occur at various dates within the following twelve months.

During the years ended December 31, 2018, 2017 and 2016, the Company recognized net income (loss) related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the consolidated statement of income (loss) amounted to $(1,056), $1,114 and $393 in the years ended December 31, 2018, 2017 and 2016, respectively
The ineffective portion of the hedged instrument which was recorded during the years ended December 31, 2018, 2017 and 2016, was immaterial and has been recorded as financial income (expenses). As of December 31, 2018 and 2017, the Company had outstanding forward contracts in the notional amount of $27,153 and $16,007, respectively.